MORGAN STANLEY GLOBAL LONG/SHORT FUND A (THE “FUND”)

SUPPLEMENT

DATED OCTOBER 1, 2009

to the Prospectus Dated May 1, 2009 (the “Prospectus”)

Effective November 1, 2009, the minimum initial subscription amount has been changed from $100,000 to $50,000 and the minimum balance requirement has been changed from $75,000 to $50,000. In connection with such changes, the Prospectus is hereby supplemented as follows:

1.	On the front cover of the Prospectus, the figure of “$100,000” in the second sentence of the paragraph titled “Eligible Investors” is hereby deleted and replaced with “$50,000.”

2.	On page 9 of the Prospectus, the figure of “$100,000” at the end of the first sentence of the first paragraph adjacent to “Purchase of Shares” in the “Summary of Terms” section is hereby deleted and replaced with “$50,000.”

3.	On page 18 of the Prospectus, the “Example” in the “Summary of Fees and Expenses” section is hereby deleted and replaced with the following:

“ EXAMPLE:

You would pay the following fees and expenses on a $1,000 investment, assuming a 5% annual return:

1 year	3 years	5 years	10 years
$42	$131	$225	$486

Actual expenses may be greater or lesser than those shown. Moreover, the rate of return of the Fund may be greater or less than the hypothetical 5% return used in the Example.

†	On an investment of $50,000 the Example would be as follows:

EXAMPLE:

You would pay the following fees and expenses on a $50,000 investment, assuming a 5% annual return:

1 year	3 years	5 years	10 years
$2,119	$6,551	$11,253	$24,307

4.	On page 55 of the Prospectus, the figure of “$100,000” in the first sentence of the fourth paragraph in the “Purchase of Shares—Purchase Terms” section is hereby deleted and replaced with “$50,000.”

5.	On page 55 of the Prospectus, the figure of “$75,000” at the end of the last sentence of the fourth paragraph in the “Purchase of Shares—Purchase Terms” section is hereby deleted and replaced with “$50,000.”

6.	On page 58 of the Prospectus, the figure of “$75,000” in the first sentence of the ninth paragraph in the “Repurchases and Transfers of Shares—Repurchases of Shares” section is hereby deleted and replaced with “$50,000.”

7.	On page 58 of the Prospectus, the figure of “$75,000” at the end of the first sentence of the second paragraph in the “Repurchases and Transfers of Shares—Transfers of Shares” section is hereby deleted and replaced with “$50,000.”

8.	On page 63 of the Prospectus, the figure of “$100,000” at the end of the first sentence of the third paragraph in the “Plan of Distribution” section is hereby deleted and replaced with “$50,000.”

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.